Equity - Additional Information (Detail) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Feb. 23, 2022 $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Sep. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2021 CAD ($) shares vote_per_share $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2017 consecutive_trading_days	Nov. 02, 2021 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options issuable for grants (in shares) | shares										46,000,000
Share option, available for grant (in shares) | shares										12,187,148
Share option, granted (in shares) | shares										2,519,455		6,314,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares										$ 29.04		$ 14.42
Weighted average exercise price | $ / shares										$ 10.83		$ 4.76
Share option granted, vesting period										3 years
Share option granted, term										10 years
Average share price (in usd per share) | $ / shares											$ 29.25		$ 16.15
Share based compensation expense (recovery)										$ 125		$ 47
Dilutive shares were not included in the diluted earnings per share | shares										7,700,774,000
Dividends declared and paid per share										$ 106		106
Payments to acquire or redeem entity's shares										0		207
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense (recovery)										28		23
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Consecutive trading days | consecutive_trading_days														20
Share options granted percentage														50.00%
PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage														0.00%
PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage														200.00%
Deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense (recovery)										97		24
Total liability and intrinsic value for vested Units		$ 160				$ 83				$ 160	$ 160	$ 83	$ 83
Class A Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of votes per share | vote_per_share										100
Dividends paid, ordinary shares per share | $ / shares		$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Class A Common Shares | Potential ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.625
Class B Subordinate Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of votes per share | vote_per_share										1
Dividends paid, ordinary shares per share | $ / shares		$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Stock repurchase program, term										1 year
Purchase of voting shares under normal course issuer bid (in shares) | shares										0		16,292,441
Payments to acquire or redeem entity's shares												$ 207
Treasury stock, repurchase authorization amount															$ 40
Class B Subordinate Voting Shares | Potential ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.625